Filed Pursuant to Rule 497(e)
Registration Number 333-103492

AMERICAN FIDELITY ASSURANCE COMPANY

American Fidelity Separate Account B AFAdvantage® Variable Annuity

American Fidelity Separate Account C AFMaxx® 457(b) Group Variable Annuity

Supplement Dated November 17, 2014 to the Prospectus Dated May 1, 2014

This Supplement updates certain information contained in your May 1, 2014 Variable Annuity
Prospectus (the “Prospectus”).  Please read it carefully and keep it with the Prospectus for future reference.

_____________________________________________________________________________________________

NOTICE OF AND INFORMATION ABOUT
CHANGE IN INVESTMENT OPTIONS

Effective on December 1, 2014 (the “Effective Date”), American Fidelity Assurance Company (the “Company”) and American Fidelity Separate Account B and Separate Account C (the “Separate Accounts”) are making certain changes to the investment options that are available through your Separate Account variable annuity Policy (the “Policy”).  As a result of the changes, some new investment options will be available for investment, and certain other investment options will no longer be available.  Please note the items below that affect your Policy.

As of December 1, 2014, the following new investment options will be available for investment (the “New Portfolios”):

American Funds Insurance Series® International FundSM	Vanguard® Variable Insurance Fund1 Mid-Cap Index Portfolio Total Stock Market Index Portfolio

Also effective December 1, 2014, the investment options below (the “Terminated Portfolios”) will no longer be available as investment options for new Policies; however, these investment options will remain available to existing Policy holders until January 16, 2015, except as specifically stated below.

American Fidelity Dual Strategy Fund, Inc.®2
American Century Variable Portfolios, Inc.
VP Balanced Fund
VP Capital Appreciation Fund
VP Income & Growth Fund
VP International Fund
BlackRock Variable Series Funds, Inc.
Capital Appreciation V.I. Fund
Dreyfus Variable Investment Fund International Value Portfolio Dreyfus Investment Portfolios Technology Growth Portfolio Vanguard® Variable Insurance Fund1 Small Company Growth Portfolio

If you are invested in any of the terminated investment options (other than American Fidelity Dual Strategy Fund, Inc.), you should have received a form with this Supplement that contains instructions about reallocating your funds.  American Fidelity Dual Strategy Fund, Inc. is not available as an investment option to new or existing Policy holders after November 26, 2014.

1 Vanguard is a trademark of The Vanguard Group, Inc.

2 No longer available to new or existing Policy holders.

IMPORTANT INFORMATION ABOUT THE INVESTMENT OPTIONS
OF YOUR VARIABLE ANNUITY POLICY

Following are the investment options that are available through your Policy as of December 1, 2014.  More detailed information about your investment options can be found in the current prospectus and statement of additional information for the portfolio that corresponds with the applicable investment option.  If you received a summary prospectus for any of the portfolios, you may obtain a full prospectus and other fund information free of charge by contacting our Annuity Services Department at 1.800.662.1106, va.help@americanfidelity.com, or P.O. Box 25520, Oklahoma City, Oklahoma  73125.

American Funds Insurance Series® – International FundSM
BlackRock Variable Series Funds, Inc. – Basic Value V.I. Fund
BlackRock Variable Series Funds, Inc. – Value Opportunities V.I. Fund
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Stock Index Fund, Inc.
Vanguard® Variable Insurance Fund1 – Balanced Portfolio
Vanguard® Variable Insurance Fund1 – Capital Growth Portfolio
Vanguard® Variable Insurance Fund1 – Mid-Cap Index Portfolio
Vanguard® Variable Insurance Fund1 – Total Bond Market Index Portfolio
Vanguard® Variable Insurance Fund1 – Total Stock Market Index Portfolio
Total Annual Portfolio Operating Expenses

The information on page 4 of your Prospectus, “Fee Table – Total Annual Portfolio Operating Expenses”, is updated to reflect the following information.

Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) fees and other expenses)……...	MINIMUM 0.18%	MAXIMUM 1.37%

Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets)

The information in the table on pages 4-5 of your Prospectus, “Fee Table – Annual Portfolio Operating Expenses”, is updated to delete references to the Terminated Portfolios and to add the following information about the New Portfolios:

American Funds Insurance Series®3
International FundSM
Management Expenses	0.49%
12b-1 Distribution Fee	0.00%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.54%

Vanguard® Variable Insurance Fund*
Mid-Cap Index Portfolio
Management Expenses	0.22%
12b-1 Distribution Fee	0.00%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	0.25%

Total Stock Market Index Portfolio
Management Expenses	0.00%
12b-1 Distribution Fee	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.18%
Total Annual Portfolio Operating Expenses	0.18%

Examples

Separate Account B AFAdvantage Variable Annuity

If you are a participant in the Policy offered by Separate Account B, the information in the table on pages 6-7 of your Prospectus, “Fee Table – Examples”, is updated to delete references to the Terminated Portfolios and to add the following information about the New Portfolios.

	Time Periods
		1 Year	3 Years	5 Years	10 Years
American Funds Insurance Series®
International FundSM	(a)	1,022	1,269	1,580	2,494
	(b)	222	683	1,168	2,494
Vanguard® Variable Insurance Fund1
Mid-Cap Index Portfolio	(a)	993	1,186	1,438	2,192
	(b)	193	595	1,019	2,192

Total Stock Market Index Portfolio	(a)	986	1,166	1,403	2,117
	(b)	186	573	983	2,117

Separate Account C AFMaxx 457(b) Group Variable Annuity

If you are a participant in the Policy offered by Separate Account C, the information in the table on pages 6-7 of your Prospectus, “Fee Table – Examples”, is updated to delete references to the Terminated Portfolios and to add the following information about the New Portfolios.

	Time Periods
		1 Year	3 Years	5 Years	10 Years
American Funds Insurance Series®
International FundSM	(a)	1,007	1,439	1,896	2,890
	(b)	207	639	1,096	2,359
Vanguard® Variable Insurance Fund1
Mid-Cap Index Portfolio	(a)	978	1,350	1,747	2,602
	(b)	178	550	947	2,055
Total Stock Market Index
	(a)	971	1,329	1,711	2,531
	(b)	171	529	911	1,980

CONDENSED FINANCIAL INFORMATION

The information on pages 8-10 of your Prospectus, “Condensed Financial Information”, is updated to delete references to the Terminated Portfolios and to add the following information about the New Portfolios:

The table does not include information for American Funds Insurance Series® – International Fund, Vanguard® Variable Insurance Fund – Mid-Cap Index Portfolio, or Vanguard® Variable Insurance Fund – Total Stock Market Index Portfolio, investment options available as of December 1, 2014.

INVESTMENT OPTIONS

The information in the table on page 15 of your Prospectus, “Investment Options”, is updated to delete references to the Terminated Portfolios and to add the following information about the New Portfolios:

NAME	TYPE OF PORTFOLIO COMPANY	INVESTMENT ADVISOR/ SUB-ADVISOR
American Funds Insurance Series • International FundSM (Call 800.421.9900 ext. 65413 to request portfolio prospectus)	Open-end, management investment company offering one or more portfolios available under the Contract.	Advisor: Capital Research and Management CompanySM Sub-Advisor: None
Vanguard® Variable Insurance Fund Mid-Cap Index Portfolio • Total Stock Market Index Portfolio (Call 800.522.5555 to request portfolio prospectus)	Open-end, management investment company offering one or more portfolios available under the Contract.
Advisor of Vanguard VIF Mid-Cap Index Portfolio:  The Vanguard Group, Inc. (Vanguard); Sub-Advisor:  None

Advisor of Vanguard VIF Total Stock Market Index Portfolio:  The Vanguard Group, Inc. (Vanguard); Sub-Advisor: None

ADDITIONAL INFORMATION

More information about each of the New Portfolios can be found in the summary prospectus for the portfolio in question.

You also may obtain a full prospectus, statement of additional information and other information about the New Portfolios free of charge by contacting our Annuity Services Department at 1.800.662.1106, va.help@americanfidelity.com, or P.O. Box 25520, Oklahoma City, Oklahoma 73125.

3 American Funds Insurance Series® International FundSM:  Class 1 Shares.